Income tax	12 Months Ended
Dec. 31, 2020
Income tax
Income tax

26.Income tax

The Company is incorporated in Cyprus under the Cyprus Companies Law, but the business activity of the Group and joint ventures is subject to taxation in multiple jurisdictions, the most significant of which include:

Cyprus

The Company is subject to 12.5% corporate income tax applied to its worldwide income.

The Company is exempt from the special contribution to the Defence Fund on dividends received from abroad.

In 2020 the Сompany obtained a written confirmation from the Cyprus tax authorities in the form of a tax ruling in which the Cyprus tax authorities accept in writing not to impose any deemed dividend distribution liability since the Company is a public entity and it is impossible to identify the final minor shareholders.

The Russian Federation

The Company’s subsidiaries incorporated in the Russian Federation are subject to corporate income tax at the standard rate of 15% applied to income received from Russia government bonds and 20% applied to their taxable income.

Withholding tax at the rate of 15% is applied to any dividends paid by the entities incorporated in Russia to the entities incorporated outside of Russia. Such withholding tax rate may be reduced to 5% or 10% under the available Double Tax Treaty (including Cyprus) if certain conditions stipulated thereto are met. Although the Group commonly seeks to claim treaty protection, there is a risk that the applicability of the reduced rate of 5% or 10% may be challenged by Russian tax authorities. As a result, there can be no assurance that the Company would be able to obtain a relief of the reduced withholding income tax rate under the available treaty in practice.

The new Protocol of September 8, 2020 effective from January 1, 2021 increased WHT rates to 15% in respect of interest and dividend income paid to Cyprus (though it provides for a number of exceptions where the lower rates of 5% or 0% are envisaged). The Company believes that it fulfills the conditions for application of the reduced 5% tax rate under the amended Russia-Cyprus Double Tax Treaty in respect of dividend income.

Republic of Kazakhstan

The Company’s subsidiary incorporated in Kazakhstan is subject to corporate income tax at the standard rate of 20% applied to their taxable income.

Deferred income tax assets and liabilities as of December 31, 2020 and 2019, relate to the following:

	Consolidated statement of		Consolidated statement of
	financial position as of		comprehensive income for the
	December 31		year ended
	2019	2020	2019	2020
Intangible assets	(638)	(606)	90	32
Trade and other payables	272	238	91	(34)
Trade and other receivables	58	25	27	(33)
Loans issued	56	10	(13)	(46)
Lease obligations	287	222	287	(65)
Property and equipment	(261)	(189)	(238)	72
Taxes on unremitted earnings	(480)	(680)	(202)	(200)
Other	174	28	86	(146)
Net deferred income tax asset/ (liability)	(532)	(952)	128	(420)
including:
Deferred tax asset	217	209
Deferred tax liability	(749)	(1,161)

Deferred tax assets and liabilities are not offset because they do not relate to income taxes levied by the same tax authority on the same taxable entity.

Reconciliation of deferred income tax asset/(liability), net:

	2018	2019	2020
Deferred income tax asset/(liability), net as of January 1	(581)	(586)	(532)
Impact of adopting new accounting policies	49	—	—
Effect of acquisitions of subsidiaries	3	(74)	—
Deferred tax benefit/(expense)	(57)	128	(420)
Deferred income tax asset/(liability), net as of December 31	(586)	(532)	(952)

As of December 31, 2020 the Group does not intend to distribute a portion of its accumulated unremitted earnings in the amount of 8,075 (2019 – 4,367). The amount of tax that the Group would pay to distribute them would be 403 (2019 - 218). Unremitted earnings include all earning that were recognized by the Group’s subsidiaries and that are expected to be distributed to the holding company.

The major components of income tax expense, including tax expense from discontinued operations, for the years ended 31 December 2020, 2019 and 2018 are:

	2018	2019	2020
Total tax expense
Current income tax expense	(818)	(1,620)	(2,498)
Deferred tax benefit/(expense)	(57)	128	(420)
Income tax expense for the year	(875)	(1,492)	(2,918)

Theoretical and actual income tax expense is reconciled as follows:

	2018	2019	2020
Profit before tax from continuing operations	8,932	11,954	14,365
Loss before tax from a discontinued operations	(4,431)	(5,575)	(2,509)
Accounting profit before tax	4,501	6,379	11,856
Theoretical income tax expense at the domestic rate in each individual jurisdiction	(479)	(824)	(2,043)
(Increase)/decrease resulting from the tax effect of:
Non-taxable income	70	23	216
Non-deductible expenses	(388)	(387)	(675)
Income tax associated with earnings of foreign subsidiaries	(70)	(202)	(333)
Unrecognized deferred tax assets	(8)	(102)	(83)
Total income tax expense	(875)	(1,492)	(2,918)
Income tax attributable to a continuing operations	(1,751)	(2,513)	(3,119)
Income tax attributable to a discontinued operations	876	1,021	201

During the year ended December 31, 2020 the Group did not recognize deferred tax assets related to the tax loss carry forward in the amount of 83 (2019 – 102, 2018 – 8) because the Group did not believe that the realization of the related deferred tax assets is probable.